CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares	Mar. 31, 2019 shares	Dec. 09, 2018 $ / shares shares	May 24, 2013 $ / shares
Accruals and other current liabilities	¥ 272,638	$ 43,009	¥ 333,127
Ordinary shares, par value | $ / shares							$ 0.00001
Ordinary shares, authorized						50,000,000,000
Treasury stock par value | $ / shares		$ 0.00001		$ 0.00001
Treasury stock shares	242,616,100	242,616,100	216,972,050
VIEs and VIEs Subsidiaries
Accruals and other current liabilities | ¥	¥ 217,527		¥ 258,077
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		0.00001		$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000			49,000,000,000
Ordinary shares, shares issued	2,433,353,800	2,433,353,800	2,432,015,450		2,371,289,450
Ordinary shares, shares outstanding	2,190,737,700	2,190,737,700	2,215,043,400		2,371,289,450
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000			500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004	303,234,004		303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004	303,234,004		303,234,004